Consolidated Statements of Financial Position - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
CURRENT ASSETS
Cash and cash equivalents	R$ 2,941,727	R$ 1,948,409
Bonds and securities	3,112	124,862
Collaterals and escrow accounts	147	203
Trade accounts receivable	3,120,168	2,944,091
Dividends receivable	70,092	76,672
CRC transferred to the Parana State Government	219,236	190,876
Sectorial financial assets	355,570	421,184
Accounts receivable - concessions	58,842	53,177
Contract assets	107,443	85,019
Other current receivables	426,865	363,250
Inventories	130,442	116,285
Income tax and social contribution receivable	236,929	152,157
Other current recoverable taxes	205,060	160,842
Prepaid expenses	33,563	40,819
TOTAL CURRENT ASSETS	7,909,196	6,677,846
Long Term Assets
Bonds and securities	278,969	219,434
Other temporary investments	27,734	19,511
Collaterals and escrow accounts	98,433	89,555
Trade accounts receivable	62,399	162,915
CRC transferred to the Parana State Government	1,131,449	1,254,166
Judicial deposits	504,190	528,290
Sectorial financial assets	118,419	257,635
Accounts receivable - concessions	2,558,796	2,497,514
Contract assets	3,943,941	3,348,211
Other noncurrent receivables	661,759	228,894
Income tax and social contribution receivable	142,532	166,384
Deferred income tax and social contribution	1,011,866	1,007,061
Other noncurrent recoverable taxes	322,011	231,400
Prepaid expenses	132	3,290
Total long term asset	10,862,630	10,014,260
Investments	2,523,179	2,368,234
Property, plant and equipment	10,592,103	10,840,663
Intangible assets	6,332,611	6,029,097
Right-of-use asset	92,831
Total non current asset	30,403,354	29,252,254
TOTAL ASSETS	38,312,550	35,930,100
CURRENT LIABILITIES
Payroll, social charges and accruals	337,044	284,179
Accounts payable to suppliers	1,685,280	1,419,243
Income tax and social contribution payable	60,132	197,949
Other taxes due	501,068	451,433
Loans and financing	255,521	1,113,047
Debentures	1,164,301	2,184,881
Dividend payable	616,356	375,675
Post-employment benefits	66,004	58,478
Sectorial charges due	28,508	79,872
Research and development and Energy efficiency	375,395	270,429
Accounts payable related to concession	73,032	67,858
Lease liability	33,573
Other accounts payable	149,407	192,070
TOTAL CURRENT LIABILITIES	5,345,621	6,695,114
NONCURRENT LIABILITIES
Accounts payable to suppliers	187,913	49,956
Deferred income tax and social contribution	293,666	157,420
Other taxes due	662,114	796,732
Loans and financing	2,886,862	2,934,260
Debentures	7,265,409	5,333,250
Post-employment benefits	1,128,932	910,285
Research and development and Energy efficiency	282,776	322,306
Accounts payable related to concession	539,555	516,305
Sectorial financial liabilities	102,284	96,531
Lease liability	63,031
Other accounts payable	349,462	116,954
Provisions for legal claims	1,606,713	1,664,773
TOTAL NONCURRENT LIABILITIES	15,368,717	12,898,772
Attributable to controlling shareholders
Capital	10,800,000	7,910,000
Equity valuation adjustments	591,927	785,610
Legal reserve	1,014,248	914,751
Profit retention reserve	4,846,239	6,422,564
TOTAL EQUITY	17,252,414	16,032,925
EQUITY - Attributable to non-controlling interests
EQUITY - Attributable to controlling shareholders	345,798	303,289
TOTAL EQUITY AFTER NON-CONTROLLING INTERESTS	17,598,212	16,336,214
TOTAL LIABILITIES & EQUITY	R$ 38,312,550	R$ 35,930,100